EARNINGS (LOSS) PER SHARE DISCLOSURE: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Details
Net income (loss)	$ 123,741	$ 16,299	$ (5,706)
Weighted average number of shares - Basic	267,796	254,043	239,745
Diluted effect of average number of options	1,846	18,150	0
Weighted average number of shares - Diluted	269,642	272,193	239,745
Basic earnings (loss) per share	$ 0.46	$ 0.06	$ (0.02)
Diluted earnings (loss) per share	$ 0.46	$ 0.06	$ (0.02)